Income Taxes - Schedule of Provision of Income Taxes (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(21.00%)	(34.00%)
State taxes, net of federal benefit	(6.00%)	(5.80%)
Non-deductible items	(0.10%)	(0.10%)
Change in valuation allowance	27.90%	27.90%
Provision for income taxes	0.00%	0.00%